Earnings Per Equity Share - Summary of Diluted Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	₨ 110,452	$ 1,325	₨ 113,500	₨ 122,191
Weighted average number of equity shares outstanding	5,288,285,555	5,288,285,555	5,477,466,573	5,466,705,840
Effect of dilutive equivalent share options	17,426,759	17,426,759	11,524,602	15,377,598
Weighted average number of equity shares for diluted earnings per share	5,305,712,314	5,305,712,314	5,488,991,175	5,482,083,438
Diluted earnings per equity share | (per share)	₨ 20.82	$ 0.25	₨ 20.68	₨ 22.29